Intangible Assets, Net (Tables)	9 Months Ended
Sep. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

A summary of the intangible assets is presented below:

Intangible Assets	Trademark	Franchise Agreements	Total
Intangible assets, net at December 31, 2018	$2,524,000	$578,621	$3,102,621
Amortization expense	-	(47,723)	(47,723)
Intangible assets, net at September 30, 2019	$2,524,000	$530,898	$3,054,898

Weighted average remaining amortization period at September 30, 2019 (in years)		8.6